INVENTORY, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	September 30, 2022	March 31, 2022
Finished Goods	$3,957,950	$4,482,291
Allowance for inventory obsolescence	(433,714)	(108,055)
	$3,524,236	$4,374,236
Inventory consists of the following:
	As of March 31,
	2022	2021
Finished Goods	$4,482,291	$2,556,368
Allowance for obsolescence	(108,055)	(85,058)
	$4,374,236	$2,471,310

SCHEDULE OF ALLOWANCE FOR INVENTORY OBSOLESCENCE

The following table reflects the activity in the allowance for inventory obsolescence for the periods presented:

	Fiscal Year Ended March 31,
	2022	2021
Balance at beginning of fiscal year	$85,058	$-
Provision for estimated obsolescence	635,137	1,095,068
Write-offs and recoveries	(612,140)	(1,010,010)
Balance at end of fiscal year	$108,055	$85,058